Capital and other commitments - Summary of Capital and Other Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contractual capital commitments [line items]
Capital and other commitments	$ 136	$ 104
Property, plant and equipment [member]
Disclosure of contractual capital commitments [line items]
Capital and other commitments	46	18
Intangible assets [member]
Disclosure of contractual capital commitments [line items]
Capital and other commitments	7	27
Key money [member]
Disclosure of contractual capital commitments [line items]
Capital and other commitments	$ 83	$ 59